Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,239.75
Total Offset Amount	0.00
Net Fee	$ 19,239.75